Net other operating (loss) / income (Details)	12 Months Ended
	Dec. 31, 2021 GBP (£) Contract LeaseholdProperty	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Net other operating (loss) / income [Abstract]
Profit on derecognition of leases	£ 0	£ 3,700,000	£ 0
Loss on disposal property, plant and equipment	(180,000)	(1,064,000)	0
Settlement agreement	0	810,000	0
Sub-lease income	108,000	460,000	185,000
Remeasurement of leases	15,000	227,000	0
Other	0	109,000	0
Net other operating (expense) / income	£ (57,000)	£ 4,242,000	£ 185,000
Other income [Abstract]
Number of leasehold properties | LeaseholdProperty	2
Profit on disposal of leasehold properties	£ 3,700,000
Incentive payment	1,400,000
Settlement agreement amount	£ 810,000
Number of open contract with third-party vendors was terminated | Contract	1
Employee and Third Party Vendors Proceedings [Member]
Other income [Abstract]
Settlement amount recovered	£ 1,800,000
Bottom of Range [Member] | Employee and Third Party Vendors Proceedings [Member]
Other income [Abstract]
Estimated settlement amount	1,100,000
Top of Range [Member] | Employee and Third Party Vendors Proceedings [Member]
Other income [Abstract]
Estimated settlement amount	£ 1,800,000